Cover Page Cover Page	Aug. 08, 2019	Aug. 07, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 08, 2019
Entity Registrant Name	CHIMERA INVESTMENT CORP
Entity Incorporation, State or Country Code		MD
Entity File Number		1-33796
Entity Tax Identification Number		26-0630461
Entity Address, Address Line One		520 Madison Avenue, 32nd Fl
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code	212
Local Phone Number	626-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001409493
Amendment Flag		false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		CIM
Security Exchange Name		NYSE
8.00% Series A Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol		CIM PRA
Security Exchange Name		NYSE
8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol		CIM PRB
Security Exchange Name		NYSE
7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol		CIM PRC
Security Exchange Name		NYSE
8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security		8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol		CIM PRD
Security Exchange Name		NYSE